CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net income/(loss)	$ (10,535)	$ 16,580	$ (511,714)
Adjustments to reconcile net income/(loss) to net cash from operating activities:
Depreciation and amortization of deferred charges	48,904	52,206	87,003
Impairment loss (Note 4)	13,987	0	442,274
Amortization of financing costs (Note 9)	1,126	1,939	1,455
Compensation cost on restricted stock (Note 8)	7,581	7,279	8,232
Actuarial gain/(loss)	(178)	(7)	109
Loss from sale of vessels (Note 4)	6,171	1,448	0
Gain from loan to a related party (Note 3)	0	(5,000)	0
Gain from insurance recoveries, net of other loss (Note 4)	0	0	(10,879)
Loss from extinguishment of liabilities	188	0	0
Loss/(gain) from investments (Note 3)	1,583	(14)	5,607
(Increase) / Decrease in:
Accounts receivable, trade	(4,914)	1,989	966
Due from related parties	(23)	43	(141)
Inventories	309	(65)	90
Prepaid expenses and other assets	(2,846)	(1,197)	142
Other non-current assets	(2,941)	0	0
Increase / (Decrease) in:
Accounts payable, trade and other	321	3,119	1,382
Due to related parties	(97)	(89)	246
Accrued liabilities, net of accrued preferred dividends	(2,109)	5,131	2,512
Deferred revenue	(1,558)	883	2,385
Other non-current liabilities	143	(59)	162
Drydock costs	(5,230)	(4,256)	(6,418)
Net cash provided by Operating Activities	49,882	79,930	23,413
Cash Flows from Investing Activities:
Payments for vessel acquisitions, improvements and construction (Note 4)	(2,804)	(2,573)	(125,781)
Proceeds from vessel sales, net of expenses (Note 4)	41,326	14,578	2,032
Proceeds from insurance contract, net of expenses (Note 4)	0	0	11,362
Proceeds from sale of investment	0	0	158
Loan to a related party (Note 3(b))	0	0	(40,000)
Proceeds from loan to a related party (Note 3(b))	0	87,617	0
Payments for plant, property and equipment (Note 5)	(125)	(252)	(104)
Net cash provided by / (used in) Investing Activities	38,397	99,370	(152,333)
Cash Flows from Financing Activities:
Proceeds from long-term debt (Note 6)	44,000	100,000	57,240
Proceeds from issuance of stock, net of expenses (Note 8(c) and (d))	960	0	77,311
Cash dividends on preferred stock	(5,769)	(5,769)	(5,769)
Payments for repurchase of common stock (Note 8(e))	(49,679)	(15,157)	0
Financing costs	(357)	(2,833)	(31)
Loan payments (Note 6)	(100,553)	(169,943)	(55,164)
Net cash provided by / (used in) Financing Activities	(111,398)	(93,702)	73,587
Net increase / (decrease) in cash, cash equivalents and restricted cash	(23,119)	85,598	(55,333)
Cash, cash equivalents and restricted cash at beginning of the year	151,407	65,809	121,142
Cash, cash equivalents and restricted cash at end of the year	128,288	151,407	65,809
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	107,288	126,825	40,227
Restricted cash	21,000	24,582	25,582
Cash, cash equivalents and restricted cash at end of the year	128,288	151,407	65,809
SUPPLEMENTAL CASH FLOW INFORMATION
Related party loan reduction in exchange for preferred shares (Note 3(b))	0	0	3,000
Interest, net of amounts capitalized	$ 28,554	$ 25,683	$ 24,503